--------------------------------------------------------------------------------
A MESSAGE FROM THE INVESTMENT MANAGER

Dear Shareholders:

The U.S. economy continued its trend of solid growth accompanied by a low rate of inflation during 1996. The year followed a five-year uptrend that kept factories busy and unemployment at low levels. This is the second longest expansion in this century.

Most analysts, however, do not believe it will die of old age. Generally, economic cycles end when strong growth causes an increase in price levels and, to slow the economy, the Federal Reserve tightens monetary policy which results in rising interest rates. The current economic environment, however, has been referred to as a "Goldilocks" economy, "not too hot, not too cold", which has continued unabated and gives no signs of coming to an abrupt end any time soon.

This upbeat environment provided the backdrop for another year of exceedingly strong stock market returns. For 1996, the S&P 500 Stock Index increased by 22.9%, and for the past two years it has averaged 30.2% per year. This is nearly three times the past 70-year average of 10.7%. In fact, the 1995-96 stock market performance was the best two-year performance in twenty years.

While this does not necessarily spell trouble ahead, periods of very high returns, i.e. higher than the long-term averages, are often followed by periods of lower, although not necessarily negative, investment results. No one can predict with precision short-term changes in the direction of the financial markets. Currently, experts disagree as to whether stocks are overpriced, however, it is reasonable to assume that the extended bull market has increased the risks of investing in equities.

Within the equity market, there has been significant disparity in investment returns even in this generally positive environment. In 1996, large capitalization "blue-chip" stocks significantly outperformed smaller capitalization stocks. For example, the return for the Russell 2000, a small stock index, was 16.5% for 1996 compared to 29.5% for the blue-chip Dow Jones Industrial Average. Investors eager to get into the booming market have been investing significant amounts in stock index funds. These funds are designed to track the market movements in general and are not designed to benefit from any skill of the portfolio manager in selecting individual stocks. The most popular index is the large cap S&P 500 Stock Index and its recent popularity has contributed to the outperformance in the equity markets.

The fixed-income markets experienced some volatility throughout the course of the year. Interest rates often move up or down based on investors' expectations of the economy's strength and inflation. If investors think that inflation will increase, they usually require higher yields from bonds to offset the negative impact of inflation. When the economy slows, investors are willing to accept lower yields, since the principle value of bonds tend to rise.

--------------------------------------------------------------------------------
A MESSAGE FROM THE INVESTMENT MANAGER
(CONTINUED)

During the first half of the year, economic data seemed to indicate stronger economic growth and a possible increase in the level of inflation. During that time, the yield on 10-year Treasury bonds increased by 1.2 percentage points. However, during the second half of the year, most of the economic data released suggested a reversal of this trend and the upward pressure on interest rates disappeared. While the market value of bonds may vary depending upon the direction of interest rates, most bonds do pay a fixed level of interest payments until they mature. Investors should remember that coupon income comprises a major component of bond returns over time.

VALUE FUND

The Value Fund is invested in both middle and large capitalization companies in the value sector of the market. As such, Fund performance lagged behind the popular large capitalization indexes. Nevertheless, its return of 17.9% for the twelve months ended December 31, 1996 was competitive with the mid-cap indexes, particularly the Russell 2000, and with funds of similar investment objectives.

The Fund's holdings include substantial investments in financials, consumer cyclicals and the energy sector of the economy. Portfolio strategy continues to avoid companies in the popular technology sector, which we believe to be overpriced at this time. The financial and energy sectors were strong performers in the market overall. However, the absence of the high tech stocks and the market emphasis on larger capitalized companies partially offset the benefits of the good sector allocations. We believe that when the current market excesses correct themselves and the overvalued sectors of the market reverse their current trends, our value approach towards investing will prove to be rewarding to our shareholders.

SHORT-TERM BOND FUND

The Short-Term Bond Fund had a total return of 5.2% for the twelve months ended December 31, 1996. Yield spreads between the various sectors remained relatively narrow throughout the year. The Fund continued to emphasize high-quality, short-term corporate issues. In the beginning of the year, the Fund's concentration was 45% in corporate securities and 25% in the U.S. Government and agencies. This portfolio mix remained essentially unchanged throughout the course of the year. The 30-day SEC yield began the year at 5.4% and ended the year at 6.0%. The average weighted maturity of the Fund varied only slightly throughout 1996, beginning the year at 2.8 years and ending the year at 2.9 years.

DAILY INCOME FUND

Money market interest rates declined modestly throughout the year, not unlike the short-term interest rate environment for 1995. For the twelve months ended December 31, 1996, the Daily Income Fund had a total return of 4.8%. The Fund's 7-day simple yield began the year at 5.1% and ended at 4.7%. The average weighted maturity remained within a narrow range, beginning the year at 40 days and ending the year at 33 days. As in the past, the investment strategy continues to emphasize the highest-quality, short-term money market securities available for investment.


----------------------------------------------------

--------------------------------------------------------------------------------
A MESSAGE FROM THE INVESTMENT MANAGER
(CONTINUED)

SHORT-TERM GOVERNMENT SECURITIES FUND

The Short-Term Government Securities Fund had a total return of 4.5% for the twelve months ended December 31, 1996. This Fund invests in short-term, fixed-income securities backed by the full faith and credit of the U.S. Government. The modest return reflects the continuing low level interest rate environment in the short-term sector of the fixed-income marketplace. The Fund began the year with a 30-day SEC yield of 4.8% and ended the year at 5.1%. The average weighted maturity remained relatively unchanged from 1.7 years at the beginning of the year to 1.9 years at year end.

If you have questions about your fund, please contact a Homestead representative at 1-800-258-3030. Thank you for choosing Homestead Funds to help meet your investment needs.

Sincerely,

/s/ PETER R. MORRIS
Peter R. Morris
Executive Director, Investments


----------------------------------------------------

----------------------------------------------------------------

       SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS VS. SHORT-TERM INDEXES


             MERRILL LYNCH                                     MERRILL LYNCH
             1-2.99 YEAR               SHORT-TERM               1-4.99 YEAR
          U.S. TREASURY INDEX           BOND FUND             CORP./GOV. INDEX
          -------------------          ------------           ----------------
 1995         11.0%                      10.8%                    13.0%

 1996          5.0%                       5.2%                     4.6%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.




                             SHORT-TERM BOND FUND


   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR CORPORATE/GOVERNMENT BOND INDEX



                               MERRILL LYNCH
                                 1-4.99 YEAR      SHORT-TERM
                    DATE       CORP./GOV. INDEX    BOND FUND
                    ----       ----------------   ----------
                   NOV 91         $10,000          $10,000
                   DEC 92          10,843           11,013
                   DEC 93          11,559           11,798
                   DEC 94          11,570           11,733
                   DEC 95          12,819           13,254
                   DEC 96          13,481           13,866




          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/96



                                FUND            M.L. INDEX
              -----------------------------------------------
              1 YEAR            5.2%               4.6%
              -----------------------------------------------
              5 YEARS           5.7%               6.1%
              -----------------------------------------------
              SINCE
              INCEPTION         6.0%               6.5%
              (11/5/91)
              -----------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


----------------------------------------------------

----------------------------------------------------------------

                    SHORT-TERM GOVERNMENT SECURITIES FUND
                 ANNUAL TOTAL RETURNS VS. SHORT-TERM INDEXES


             MERRILL LYNCH                                     MERRILL LYNCH
             1-2.99 YEAR           SHORT-TERM GOVERNMENT        1-4.99 YEAR
          U.S. TREASURY INDEX        SECURITIES FUND         U.S TREASURY INDEX
          -------------------          ------------          ------------------

  1996          5.0%                       4.5%                     4.5%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE SHORT-TERM GOVERNMENT SECURITIES FUND ANNUAL TOTAL RETURN IS NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.




                    SHORT-TERM GOVERNMENT SECURITIES FUND


   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT
       INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR U.S. TREASURY INDEX


                           MERRILL LYNCH
                            1-4.99 YEAR             SHORT-TERM GOVERNMENT
           DATE          U.S TREASURY INDEX             SECURITIES FUND
           ----          ------------------         ---------------------
          MAY  95            $10,000                    $10,000
          JUNE 95
                              10,293                     10,229
          DEC  95             10,756                     10,644
          JUNE 96             10,827                     10,788
          DEC  96             11,237                     11,174



          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/96


                                FUND            M.L. INDEX
              -----------------------------------------------
              1 YEAR            4.5%               4.5%
              -----------------------------------------------
              SINCE
              INCEPTION         5.9%               7.2%
              (5/1/95)
              -----------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE SHORT-TERM GOVERNMENT SECURITIES FUND ANNUAL TOTAL RETURN IS NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


----------------------------------------------------

----------------------------------------------------------------

              VALUE FUND ANNUAL TOTAL RETURNS VS. S&P 500 INDEX

                     VALUE                     S&P 500
                     FUND                       INDEX
                     -----                     -------

  1995               33.8%                      37.5%
  1996               17.9%                      22.9%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE VALUE FUND ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND
REIMBURSEMENTS.




                                  VALUE FUND


   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT
                       INCEPTION AND THE S&P 500 INDEX



                               VALUE                     S&P 500
           DATE                FUND                       INDEX
           ----                -----                     -------
          NOV  90            $10,000                    $10,000
          DEC  91             11,783                     13,413
          DEC  92             13,160                     14,443
          DEC  93             15,638                     15,889
          DEC  94             16,026                     16,093
          DEC  95             21,443                     22,097
          DEC  96             25,291                     27,167



          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/96

                                VALUE              S&P 500
                                FUND                INDEX
              -----------------------------------------------
              1 YEAR            17.9%               22.9%
              -----------------------------------------------
              5 YEARS           16.5%               15.2%
              -----------------------------------------------
              SINCE
              INCEPTION         16.4%               17.9%
              (11/19/90)
              -----------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THE VALUE FUND AVERAGE ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


----------------------------------------------------

                      This page left intentionally blank.

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

HOMESTEAD FUNDS, INC.
DECEMBER 31, 1996

                                                                                       SHORT-TERM
                                                      DAILY INCOME    SHORT-TERM       GOVERNMENT          VALUE
                                                          FUND         BOND FUND     SECURITIES FUND        FUND
                                                      ------------    -----------    ---------------    ------------
ASSETS
   Investments in securities, at value
     (cost: $56,673,177; $81,065,884;
     $7,592,057; $182,704,233).....................   $56,673,177     $81,304,352      $ 7,603,847      $238,988,250
   Receivables
      Investment securities sold...................             -          9,952                 -                 -
      Dividends and interest.......................       958,051        993,365           121,758           240,048
      Capital shares sold..........................       908,562          3,635             1,115           125,963
      Due from Manager.............................             -              -             1,391                 -
   Prepaid expenses................................        21,301         25,846             5,190            54,712
                                                      -----------    ------------      -----------      ------------
      Total assets.................................    58,561,091     82,337,150         7,733,301       239,408,973
                                                      -----------    ------------      -----------      ------------

LIABILITIES
   Payables
      Investment securities purchased..............       273,491        451,313                 -           517,600
      Accrued expenses.............................        25,241         32,408            13,578            68,245
      Due to Custodian Bank........................       325,000        255,000                 -                 -
      Due to Manager...............................        36,693         50,645                 -           167,095
      Capital shares redeemed......................        23,690         47,379            25,000            15,400
      Dividends....................................         5,497         30,493             2,312            90,453
                                                      -----------    ------------      -----------      ------------
      Total liabilities............................       689,612        867,238            40,890           858,793
                                                      -----------    ------------      -----------      ------------

NET ASSETS.........................................   $57,871,479    $81,469,912       $ 7,692,411      $238,550,180
                                                      ===========    ===========       ===========      ============

NET ASSETS CONSIST OF:
   Unrealized appreciation of investments..........   $         -     $  238,467       $    11,789      $ 56,284,017
   Paid-in-capital applicable to outstanding shares
     of 57,871,479 of Daily Income Fund, 15,815,662
     of Short-Term Bond Fund, 1,523,547 of
     Short-Term Government Securities Fund, and
     11,364,336 of Value Fund......................    57,871,479     81,231,445         7,680,622       182,266,163
                                                      -----------    -----------       -----------      ------------

                                                      $57,871,479    $81,469,912       $ 7,692,411      $238,550,180
                                                      ===========    ===========       ===========      ============

NET ASSET VALUE PER SHARE..........................         $1.00          $5.15             $5.05            $20.99
                                                      ===========    ===========       ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

HOMESTEAD FUNDS, INC.
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                       SHORT-TERM
                                                       DAILY INCOME    SHORT-TERM      GOVERNMENT          VALUE
                                                           FUND        BOND FUND     SECURITIES FUND       FUND
                                                       ------------    ----------    ---------------    -----------
INVESTMENT INCOME
   Interest.........................................    $2,937,366    $4,658,345        $ 294,662       $ 1,114,056
   Dividends........................................             -            -                 -         4,310,273
                                                        ----------    ----------        ---------       -----------
      Total income..................................     2,937,366     4,658,345          294,662         5,424,329
                                                        ----------    ----------         ---------      -----------

Expenses
   Management fees..................................       268,634       338,086           24,988           978,928
   Custodian and accounting fees....................        65,696       102,925           46,781           113,847
   Shareholder servicing............................        36,881        38,540           28,340           115,121
   Registration expense.............................        24,750        23,258            9,867            44,378
   Legal and audit fees.............................         9,276        11,699              685            30,597
   Communication....................................         8,139         9,124            1,562            41,986
   Insurance........................................         7,274         8,479              379            20,739
   Printing.........................................         5,514         7,155            1,178            30,284
   Directors fees...................................         2,321         3,107              221             8,406
   Other expenses...................................         6,140         7,927              615            19,297
                                                        ----------     ----------       ---------       -----------
      Total expenses................................       434,625       550,300          114,616         1,403,583

      Less fees waived and expenses paid by
        Manager.....................................       (28,659)      (10,694)         (77,270)                -
                                                        ----------     ----------       ---------       -----------
      Net expenses..................................       405,966       539,606           37,346         1,403,583
                                                        ----------     ----------       ---------       -----------

NET INVESTMENT INCOME...............................     2,531,400     4,118,739          257,316         4,020,746
                                                        ----------     ----------       ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   Net realized gain on investments.................             -        83,511            1,913         3,956,651
   Net change in unrealized appreciation
     (depreciation).................................             -      (528,101)         (12,151)       23,576,803
                                                        ----------     ----------       ---------       -----------

NET GAIN (LOSS) ON INVESTMENTS......................             -      (444,590)         (10,238)       27,533,454
                                                        ----------     ----------       ---------       -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..........    $2,531,400     $3,674,149       $ 247,078       $31,554,200
                                                        ==========     ==========       =========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

HOMESTEAD FUNDS, INC.
FOR THE YEARS ENDED DECEMBER 31,

                                                                 DAILY INCOME FUND              SHORT-TERM BOND FUND
                                                            ----------------------------    ----------------------------
                                                                1996            1995            1996            1995
                                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income....................................   $  2,531,400    $  2,385,572    $  4,118,739    $  3,195,639
Net realized gain on investments.........................              -               -          83,511          40,352
Net change in unrealized appreciation (depreciation).....              -               -        (528,101)      2,737,120
                                                            ------------    ------------    ------------    ------------

Increase in net assets from operations...................      2,531,400       2,385,572       3,674,149       5,973,111

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................................     (2,531,400)     (2,385,572)     (4,118,739)     (3,195,639)
Net realized gain on investments.........................              -               -         (83,511)        (39,502)

CAPITAL SHARE TRANSACTIONS, NET..........................      5,172,330      16,030,967      19,873,017       7,129,945
                                                            ------------    ------------    ------------    ------------

TOTAL INCREASE IN NET ASSETS.............................      5,172,330      16,030,967      19,344,916       9,867,915

NET ASSETS
Beginning of year........................................     52,699,149      36,668,182      62,124,996      52,257,081
                                                            ------------    ------------    ------------    ------------

END OF YEAR..............................................   $ 57,871,479    $ 52,699,149    $ 81,469,912    $ 62,124,996
                                                            ============    ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

HOMESTEAD FUNDS, INC.
FOR THE YEARS ENDED DECEMBER 31,

                                                                    SHORT-TERM
                                                                    GOVERNMENT
                                                                 SECURITIES FUND                    VALUE FUND
                                                            --------------------------    ------------------------------
                                                               1996          1995(a)          1996             1995
                                                            -----------    -----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income....................................   $   257,316    $    50,982    $   4,020,746    $   2,997,202
Net realized gain on investments.........................         1,913            469        3,956,651        4,035,929
Net change in unrealized appreciation (depreciation).....       (12,151)        23,940       23,576,803       27,067,900
                                                            -----------    -----------    -------------    -------------

Increase in net assets from operations...................       247,078         75,391       31,554,200       34,101,031

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................................      (257,316)       (50,982)      (4,020,746)      (2,997,202)
Net realized gain on investments.........................        (1,913)          (469)      (3,956,651)      (4,035,929)

CAPITAL SHARE TRANSACTIONS, NET..........................     5,046,362      2,634,260       67,467,586       28,826,300
                                                            -----------    -----------    -------------    -------------

TOTAL INCREASE IN NET ASSETS.............................     5,034,211      2,658,200       91,044,389       55,894,200

NET ASSETS
Beginning of year........................................     2,658,200              -      147,505,791       91,611,591
                                                            -----------    -----------    -------------    -------------

END OF YEAR..............................................   $ 7,692,411    $ 2,658,200    $ 238,550,180    $ 147,505,791
                                                            ===========    ===========    =============    =============

--------------
(a) For the period May 1, 1995 (commencement of operations) to December 31,
    1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
DECEMBER 31, 1996

                                                             Interest       Maturity          Face
                                                               Rate           Date           Amount            Value
                                                             --------       --------       ----------       -----------
COMMERCIAL PAPER  (39.1% of portfolio)
AI Credit Corp. ..........................................     6.50%        01/02/97       $1,100,000       $ 1,099,801
American Express Credit Corp. ............................     5.32         01/16/97          993,000           990,799
American Express Credit Corp. ............................     5.33         01/22/97          892,000           889,227
American General Finance Corp. ...........................     5.40         01/23/97          500,000           498,350
American General Finance Corp. ...........................     5.90         01/02/97          500,000           499,918
American General Finance Corp. ...........................     5.40         01/07/97        1,000,000           999,100
Beneficial Corp. .........................................     5.42         01/21/97        1,700,000         1,694,881
Beneficial Corp. .........................................     5.31         01/06/97        1,000,000           999,262
Chevron Oil Finance Corp. ................................     5.55         01/02/97          750,000           749,884
General Electric Capital Corp. ...........................     5.42         01/03/97        1,100,000         1,099,669
Household Finance Corp. ..................................     5.40         01/24/97          700,000           697,585
Household Finance Corp. ..................................     5.43         01/27/97        1,200,000         1,195,294
IBM Credit Corp. .........................................     5.31         01/17/97        1,500,000         1,496,456
IBM Credit Corp. .........................................     5.40         01/23/97        1,200,000         1,196,040
J.C. Penney Funding Corp. ................................     5.31         01/08/97        2,500,000         2,497,419
John Deere Capital Corp. .................................     5.40         01/14/97          900,000           898,245
Merrill Lynch & Co. ......................................     5.35         01/22/97          800,000           797,503
Merrill Lynch & Co. ......................................     5.55         01/02/97          750,000           749,884
Merrill Lynch & Co. ......................................     5.33         01/03/97        1,200,000         1,199,645
Norwest Financial, Inc. ..................................     5.28         01/10/97        1,000,000           998,680
Norwest Financial, Inc. ..................................     5.33         01/21/97          900,000           897,335
                                                                                                            -----------
      Total Commercial Paper (Cost $22,144,977)............................................................. 22,144,977
                                                                                                            -----------

CORPORATE NOTES  (36.4% of portfolio)
American General Finance Corp.............................     7.75         01/15/97           50,000            50,042
Associates Corp. of North America.........................     5.88         08/15/97           15,000            15,019
Associates Corp. of North America.........................     6.88         01/15/97          745,000           745,416
Associates Corp. of North America.........................     8.62         06/15/97          275,000           278,620
Associates Corp. of North America.........................     8.70         01/01/97        1,050,000         1,050,000
Associates Corp. of North America.........................     6.74         06/23/97           25,000            25,134
Associates Corp. of North America.........................     6.71         06/23/97           35,000            35,178
Campbell Soup Co. ........................................     7.75         02/24/97        2,525,000         2,532,356
CIT Group Holdings, Inc. .................................     5.75         03/21/97          500,000           500,215
CIT Group Holdings, Inc. .................................     8.00         01/13/97        2,000,000         2,001,583
Commercial Credit Co. ....................................     8.13         03/01/97          240,000           240,808
Commercial Credit Co. ....................................     6.75         01/15/97          250,000           250,097
Consolidated Natural Gas Co. .............................     9.38         02/01/97        1,000,000         1,002,936
E.I. Dupont Co. ..........................................     7.17         03/03/97          250,000           250,703
E.I. Dupont Co. ..........................................     6.92         04/21/97          100,000           100,431
Ford Motor Credit Corp. ..................................     7.88         01/15/97          817,000           817,659
Ford Motor Credit Corp. ..................................     5.63         03/03/97        1,053,000         1,053,085
Ford Motor Credit Corp. ..................................     6.80         08/15/97          445,000           448,004


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
DECEMBER 31, 1996

                                                             Interest       Maturity          Face
                                                               Rate           Date           Amount            Value
                                                             --------       --------       ----------       -----------
CORPORATE NOTES -- continued
Ford Motor Credit Corp. ..................................     8.13%        03/26/97       $  500,000       $   503,068
General Electric Capital Corp. ...........................     7.67         02/03/97          500,000           500,972
General Electric Capital Corp. ...........................     8.00         02/01/97        1,075,000         1,077,038
Household Finance Corp. ..................................     7.75         06/15/97           50,000            50,489
Household Finance Corp. ..................................     7.50         03/15/97          785,000           787,917
John Deere Capital Corp. .................................     7.20         05/15/97          540,000           543,193
Mobil Corp. ..............................................     6.50         02/15/97          300,000           300,194
Northern Illinois Gas Co. ................................     5.50         02/01/97        1,000,000           999,905
Norwest Financial, Inc. ..................................     6.25         02/15/97          875,000           875,580
Pepsico, Inc. ............................................     6.88         05/15/97           50,000            50,244
Pepsico, Inc. ............................................     5.00         02/24/97        2,575,000         2,572,699
PHH Group, Inc. ..........................................     8.00         01/01/97          325,000           325,000
Philip Morris Cos., Inc. .................................     9.75         05/01/97           60,000            60,708
Shell Oil Co. ............................................     6.00         01/15/97          615,000           615,067
                                                                                                            -----------
      Total Corporate Notes (Cost $20,659,360).............................................................. 20,659,360
                                                                                                            -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS  (24.4% of portfolio)
Federal Farm Credit Bank..................................     4.97         02/03/97          500,000           499,789
Federal Farm Credit Bank..................................     7.15(a)      03/17/97          500,000           500,812
Federal Farm Credit Bank..................................     6.25         01/02/97          100,000           100,000
Federal Farm Credit Bank..................................     5.32         02/03/97          500,000           499,956
Federal Farm Credit Bank..................................     5.33         01/02/97          500,000           500,000
Federal Home Loan Bank....................................     6.85         02/25/97          975,000           976,951
Federal Home Loan Bank....................................     4.75         01/13/97          850,000           849,808
Federal Home Loan Bank....................................     4.53         01/24/97          496,689           496,389
Federal Home Loan Bank....................................     7.41         02/18/97          300,000           300,759
Federal Home Loan Bank....................................     7.80         01/10/97          150,000           150,082
Federal Home Loan Bank....................................     6.38         05/12/97           25,000            25,070
Federal Home Loan Mortgage Corp. .........................     4.53         01/27/97          350,000           349,773
Federal Home Loan Mortgage Corp. .........................     7.91         01/13/97        1,700,000         1,701,320
Federal Home Loan Mortgage Corp. .........................     7.64         01/24/97          100,000           100,127
Federal National Mortgage Association.....................     7.60         01/10/97          625,000           625,311
Federal National Mortgage Association.....................     9.20         06/10/97           50,000            50,766
Federal National Mortgage Association.....................     8.95         07/10/97           25,000            25,428
Federal National Mortgage Association.....................     9.55         12/10/97          100,000           103,402
Federal National Mortgage Association.....................     4.38         01/21/97          100,000            99,938
Federal National Mortgage Association.....................     6.94         03/17/97          250,000           250,758
Federal National Mortgage Association.....................     4.78         02/14/97          550,000           549,537
Tennessee Valley Authority................................     6.00         01/15/97           80,000            80,000
U.S. Treasury Note........................................     6.88         04/30/97          500,000           501,747
U.S. Treasury Note........................................     4.75         02/15/97        4,500,000         4,496,476
                                                                                                            -----------
      Total U.S. Government & Agency Obligations (Cost $13,834,199)......................................... 13,834,199
                                                                                                            -----------


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
DECEMBER 31, 1996

                                                                                              Face
                                                                                             Amount            Value
                                                                                           ----------       -----------
MONEY MARKET ACCOUNT  (0.1% of portfolio)
State Street Bank and Trust SSgA Fund, 5.16% (b)............................................$  34,641
                                                                                                            $    34,641
                                                                                                            -----------
      Total Money Market Account (Cost $34,641)............................................................      34,641
                                                                                                            -----------
TOTAL INVESTMENTS IN SECURITIES (COST $56,673,177) -- 100%................................................. $56,673,177
                                                                                                            ===========

--------------
(a) Variable coupon rate as of December 31, 1996.
(b) One day yield at December 31,1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
CORPORATE BONDS  (42.1% of portfolio)
BASIC INDUSTRIES - 4.9%
   Allied Corp. ......................................   5.68-5.70%(a)   09/15/98       $  475,000       $   428,687
   Allied Corp. ......................................   5.69-6.32(a)    08/01/97          566,000           547,107
   Allied Corp. ......................................   6.12-6.22(a)    08/01/99          109,000            93,339
   Allied Corp. ......................................   6.07-6.20(a)    08/01/01          275,000           203,156
   Corning, Inc. .....................................        7.10       08/14/00          100,000           102,125
   Corning, Inc. .....................................        7.75       11/15/98          603,000           603,754
   Ford Capital BV....................................        9.13       05/01/98          500,000           519,375
   Ford Motor Co. ....................................        5.78       01/01/99          400,000           397,100
   Philip Morris Cos., Inc. ..........................        9.75       05/01/97          300,000           303,648
   Philip Morris Cos., Inc. ..........................        9.25       12/01/97          200,000           206,016
   Philip Morris Cos., Inc. ..........................        7.50       03/15/97           50,000            50,159
   Philip Morris Cos., Inc. ..........................        6.38       01/15/98          250,000           250,938
   Ryder System, Inc. ................................        7.56       08/15/00           85,000            87,550
   Texaco Capital, Inc. ..............................        8.50       06/01/99          150,000           153,938
   Texaco Capital, Inc. ..............................        8.95       01/15/00           50,000            50,085
                                                                                                         -----------
      Total Basic Industries............................................................................   3,996,977
                                                                                                         -----------

CONSUMER NON-DURABLE GOODS - 2.2%
Beverages
   Pepsico Capital Resources, Inc. ...................        6.54(a)    04/01/98          100,000            92,875
Department Stores
   J.C. Penney & Co. .................................       10.00       10/15/97          900,000           926,973
   Sears Roebuck and Co. .............................        9.25       08/01/97           85,000            86,593
Medical Supplier
   Baxter International...............................        6.25       03/11/97          150,000           150,111
Photography
   Eastman Kodak Co. .................................        9.88       11/01/04          470,000           494,087
Recreational
   Walt Disney Co. ...................................        1.50       10/20/99           50,000            44,031
                                                                                                         -----------
      Total Consumer Non-Durable Goods..................................................................   1,794,670
                                                                                                         -----------

CONSUMER SERVICES - 0.1%
Healthcare
   Hospital Corp. of America..........................        6.90(a)    06/01/99          111,000            93,240
                                                                                                         -----------
      Total Consumer Services............................................................................     93,240
                                                                                                         -----------

ENERGY - 1.9%
Domestic Oil
   Atlantic Richfield Co. ............................       10.25       07/02/00        1,487,000         1,537,186
                                                                                                         -----------
      Total Energy......................................................................................   1,537,186
                                                                                                         -----------


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
FINANCE - 20.6%
Banks
   Bank America Corp. ................................        6.65%(b)   05/17/99       $  400,000       $   399,941
   Barclays N.A. Capital Corp. .......................        9.75       05/15/21          306,000           356,872
   Chase Manhattan Corp. .............................        8.80       02/01/00          100,000           100,125
   Chase Manhattan Corp. .............................        9.05       02/01/02          150,000           150,187
   Chase Manhattan Corp. .............................        8.00       04/15/02        1,025,000         1,028,844
   Chase Manhattan Corp. .............................        8.00       05/01/05          500,000           506,250
   CITICORP...........................................        6.50       09/16/01           75,000            74,448
   International Bank for Recon. & Dev. ..............   4.75-6.40(a)    02/15/97          934,000           928,163
   International Bank for Recon. & Dev. ..............        5.47(a)    02/15/98          125,000           117,031
   International Bank for Recon. & Dev. ..............        7.20(a)    08/15/98           26,000            23,627
   International Bank for Recon. & Dev. ..............   5.93-7.89(a)    02/15/99          732,000           644,160
   International Bank for Recon. & Dev. ..............   6.16-6.54(a)    08/15/99          525,000           447,562
   Irving Bank Corp. .................................        8.50       06/01/02          320,000           321,611
   J.P. Morgan & Co., Inc. ...........................   5.37-6.38(a)    04/01/98        1,104,000         1,028,100
Financial Services
   American Express Co. ..............................       11.63       12/12/00          870,000           931,117
   American RE Corp. .................................       10.88       09/15/04          219,000           238,710
   Associates Corp. of North America..................        6.75       07/15/97           76,000            76,530
   Associates Corp. of North America..................        8.38       01/15/98           50,000            51,250
   Avco Financial Services, Inc. .....................        8.50       10/15/99           50,000            52,813
   Beneficial Corp. ..................................        9.80       05/12/97          110,000           111,597
   CIT Group Holdings, Inc. ..........................        6.00       02/15/97          100,000            99,988
   CM International...................................   6.02-7.41(a)    09/11/00        1,020,000           799,425
   Commercial Credit Co. .............................        6.75       01/15/97          400,000           400,128
   Dean Witter Discover Co. ..........................        5.69(b)    03/02/99          965,000           966,206
   Ford Motor Credit Corp. ...........................        5.50(b)    03/14/97          250,000           250,000
   Ford Motor Credit Corp. ...........................        5.93(b)    02/03/98          200,000           200,000
   Franklin Universal Trust...........................        5.63       09/01/98          500,000           497,500
   General Electric Capital Corp. ....................        6.65(b)    04/14/08          500,000           503,005
   General Electric Capital Corp. ....................        6.20       03/15/97          267,400           267,766
   Heller Financial Corp. ............................        6.45       02/15/97           12,500            12,511
   Household Finance Corp. ...........................        6.08       03/08/06          617,500           593,960
   Lincoln National Corp. ............................        7.13       07/15/99          150,000           152,625
   Midland American Capital Corp. ....................       12.75       11/15/03          115,000           126,931
   Mony Funding, Inc. ................................        8.13       04/07/97          130,000           130,710
   Morgan Stanley Group, Inc. ........................        7.32       01/15/97          250,000           250,100
   Reliance Financial Services Corp. .................        7.87       12/01/00           45,000            45,000
   Sears Overseas Finance Co. ........................        6.79(a)    07/12/98          150,000           137,063
   Transamerica Finance Corp. ........................        8.75       10/01/99           50,000            52,875
   Xerox Credit Corp. ................................        6.78       05/21/01          500,000           503,750
   Xerox Credit Corp. ................................        9.63       09/01/97          182,000           186,310


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
FINANCE -- continued
Insurance
   CNA Financial......................................        8.88%      03/01/98       $  500,000       $   515,000
   ITT Hartford Group, Inc. ..........................        8.20       10/15/98          357,000           369,049
   Liberty Mutual Capital Corp. ......................        7.98       12/01/02          500,000           519,660
   Manufacturers Life Mortgage Sec. ..................        8.25       03/01/97          250,000           253,438
Security & Commodity Brokers
   Lehman Brothers, Inc. .............................        5.94(a)    05/16/97          120,000           117,534
   Lehman Brothers, Inc. .............................   5.62-7.11(a)    05/16/98          840,000           772,800
   Lehman Brothers, Inc. .............................        7.00       05/15/97          250,000           250,965
   Lehman Brothers, Inc. .............................        7.63       08/01/98          150,000           152,813
   Salomon Brothers, Inc. ............................        6.55       05/15/97           40,000            40,089
                                                                                                         -----------
      Total Finance...................................................................................... 16,756,139
                                                                                                         -----------

TRANSPORTATION - 1.1%
Airlines
   Delta Airlines, Inc. ..............................        9.60       05/26/00           50,000            54,334
Railroad
   Atchison Topeka Santa Fe RR Co. ...................        5.37       09/15/99          228,000           222,870
   Norfolk & Western Railway Co. .....................        8.13       11/15/00          100,000           105,524
   St. Louis-San Francisco Railway Co. ...............        4.00       01/01/97          250,000           250,000
   Seaboard System Railroad...........................       11.13       04/01/98          200,000           211,883
                                                                                                         -----------
      Total Transportation...............................................................................    844,611
                                                                                                         -----------

UTILITIES - 11.3%
Electric & Gas
   Arkansas Power & Light Co. ........................        5.88       03/01/97          200,000           200,000
   Central Illinois Light Co. ........................        5.50       03/01/97          100,000            99,875
   Central Power & Light Co. .........................        6.63       01/01/98          260,000           260,975
   Cincinnati Gas & Electric Co. .....................        8.13       08/01/03          250,000           255,937
   Commonwealth Edison Co. ...........................        2.75       04/01/99          100,000            91,500
   Connecticut Light & Power Co. .....................        7.25       07/01/99          247,000           247,309
   Consumers Power Co. ...............................        6.88       05/01/98          200,000           200,750
   Duke Power Co. ....................................        7.41       02/10/04          250,000           255,000
   Florida Power Corp. ...............................        7.38       06/01/02          502,000           509,530
   International Standard Electric Corp. .............        5.98(a)    03/15/97          400,000           396,000
   Iowa Electric Light & Power Co. ...................        7.88       12/01/00          198,000           200,227
   Iowa Southern Utilities............................        6.13       06/01/97          100,000           100,000
   Louisiana Power & Light Co. .......................        7.13       03/01/98          100,000           100,375
   Missouri Power & Light Co. ........................        5.63       04/01/97          100,000            99,875
   New Orleans Public Service Co. ....................        5.88       04/01/97          250,000           249,687
   New York State Electric & Gas......................        5.63       01/01/97          298,000           298,000
   Northern States Power Co. .........................        7.38       03/01/02          585,000           593,044


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
UTILITIES -- continued
   Ohio Power Co. ....................................        8.30%      04/01/97       $   24,000       $    24,111
   Pacific Gas & Electric Co. ........................        4.63       06/01/97          195,000           194,025
   Pennsylvania Power & Light Co. ....................        7.25       02/01/01          650,000           647,563
   Portland General Electric Co. .....................        6.60       10/01/97          159,000           159,398
   Potomac Electric Power Co. ........................        5.00       09/01/02          551,000           512,430
   Sierra Pacific Power Co. ..........................        6.50       07/01/97          532,000           532,665
   South Carolina Electric & Gas Co. .................        6.50       09/01/98          240,000           240,600
   Southern California Gas Co. .......................        5.25       03/01/98          114,000           113,145
   Southwestern Public Service Co. ...................        5.70       02/01/97           75,000            75,000
   Western Massachusetts Electric Co. ................        5.75       03/01/97          196,000           195,755
Telephone
   AT&T Corp. ........................................        7.50(b)    09/01/09          500,000           492,805
   General Telephone Co. of Florida...................        6.50       11/01/97          200,000           200,250
   General Telephone Co. of Florida...................        8.00       03/01/01          225,000           228,094
   General Telephone Co. of Indiana...................        6.38       08/01/98          300,000           300,000
   General Telephone Co. of Indiana...................        7.50       12/01/01          100,000           101,125
   GTE California.....................................        6.75       12/01/97          500,000           500,000
   GTE California.....................................        7.13       12/01/98          250,000           250,625
   GTE Southwest......................................        6.88       03/01/98          100,000           100,250
   Hawaiian Telephone Co. ............................        6.75       04/01/98          100,000           100,250
   Southwestern Bell Telephone Co. ...................        6.05       02/09/98           50,000            49,875
                                                                                                         -----------
      Total Utilities...................................................................................   9,176,050
                                                                                                         -----------
      Total Corporate Bonds (Cost $34,094,911)........................................................... 34,198,873
                                                                                                         -----------

FOREIGN BONDS  (1.5% of portfolio)
Hydro-Quebec..........................................        6.27       01/03/26           80,000            78,800
Kingdom of Sweden.....................................        5.86(a)    04/01/97          257,000           253,788
Metropolis of Tokyo...................................        7.50       03/18/97          119,000           119,446
Province of Ontario...................................       15.25       08/31/12          700,000           780,500
                                                                                                         -----------
      Total Foreign Bonds (Cost $1,229,290).............................................................   1,232,534
                                                                                                         -----------

ASSET BACKED SECURITIES  (6.4% of portfolio)
Bear Sterns Secured Investors Trust 87-2 D............        9.95       10/20/18          198,399           205,934
CIT Revenue Grantor Trust 94-A A......................        4.90       07/15/09          187,507           183,084
Case Equipment Loan Trust 93-B A......................        4.30       05/17/99            9,596             9,542
Caterpillar Financial Asset Trust 94-A A2.............        6.10       06/25/00           13,531            13,537
Caterpillar Financial Asset Trust 95-A................        6.10       08/25/01          152,617           152,829
Chase Manhattan Credit Card Master Trust 92-1 A.......        7.40       05/15/00           37,500            37,649
Chase Manhattan Grantor Trust 93-A A..................        4.20       04/15/99           15,961            15,938
Chase Manhattan Grantor Trust 95-A A..................        6.00       09/17/01          252,997           253,300
Daimler-Benz Vehicle Trust 94-A A.....................        5.95       12/15/00           29,450            29,506
Discover Card Trust 92-B A............................        6.80       06/16/00           85,000            85,665


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
ASSET BACKED SECURITIES -- continued
Ford Credit Grantor Trust 93-B A......................        4.30%      07/15/98       $   26,096       $    25,977
Ford Credit Grantor Trust 95-A A......................        5.90       05/15/00          405,547           405,801
Household Affinity Credit Card Master Trust 93-2 A....        5.60       05/15/02          100,000            98,086
Keycorp Auto Grantor Trust 95-A A.....................        5.80       07/15/00          287,548           287,552
MBNA Master Credit Card Trust 93-3....................        5.40       09/15/00          148,000           146,066
Navistar Financial Corp. 93-A A2......................        4.48       10/15/98           27,942            27,943
Nissan Auto 94-A A....................................        6.45       09/15/99          106,577           107,154
Olympic Auto Receivable Trust 94-A A..................        5.65       01/15/01           97,925            97,797
Olympic Auto Receivable Trust 96-A....................        5.85       02/15/99           75,000            74,435
Premier Auto Trust 93-2 A3............................        4.90       10/15/98           60,625            60,318
Premier Auto Trust 93-3 A3............................        4.90       12/15/98          180,633           180,009
Premier Auto Trust 93-4 A2............................        4.65       02/02/99          322,224           320,466
Premier Auto Trust 94-1 A3............................        4.75       02/02/00           41,337            41,128
Premier Auto Trust 95-1 A6............................        8.05       04/04/00          150,000           155,012
Railcar Trust 92-1 A..................................        7.75       06/01/04           95,713           100,284
Resolution Trust Corporation 92-2 A...................        7.94(b)    08/25/21          314,544           316,997
Standard Credit Card Master Trust 95-8 A..............        6.70       09/07/02        1,000,000         1,010,560
Standard Credit Card Trust 90-6 A.....................        9.38       09/10/98          100,000           101,854
Union Acceptance Corp. 95-D A.........................        5.97       01/07/03          502,197           500,790
Volvo Auto Rec. 92-A A................................        4.65       06/15/98            9,787             9,762
Zions Auto Trust Series 93-1 A2.......................        4.65       06/15/99          164,318           164,627
                                                                                                         -----------
      Total Asset Backed Securities (Cost $5,180,397)...................................................   5,219,602
                                                                                                         -----------

MORTGAGE BACKED SECURITIES  (19.3% of portfolio)
Advanta Home Equity Loan Trust 93-2 A1................        6.15       10/25/09          152,744           149,169
Advanta Home Equity Loan Trust 93-3 A1................        4.90       10/25/09          229,054           216,477
Advanta Home Equity Loan Trust 92-4 A.................        7.20       11/25/08           75,408            75,685
Advanta Mortgage Loan Trust 93-4 A3...................        5.70       03/25/25          371,944           353,787
American Financial Home Equity Loan 91-1 A............        8.00       07/25/06          163,640           167,561
American Housing Trust SER X1 3 B.....................        7.50       08/25/12           52,777            52,757
Chase Mortgage Finance Corp. 93-G A1..................        7.00       04/25/01          112,784           112,157
CITICORP Mortgage Securities, Inc. 92-16 A1...........        7.50       09/25/22           75,025            75,184
CITICORP Mortgage Trust 3 A5..........................        9.00       01/25/20          100,000           100,821
CMC Securities Corp. 92-D D3S.........................        6.74(b)    12/25/23           60,962            61,685
CMC Securities Corp. 93-E S9..........................        6.50       11/25/08          903,683           863,607
CMO Trust 14..........................................        8.00       01/01/17          238,106           239,474
CMO Trust 15..........................................        5.00       03/20/18          103,491            96,567
CMO Trust 17 B........................................        7.25       04/20/18           79,253            79,308
Contimortgage Home Equity Loan Trust 95-3 A1..........        6.65       07/15/09           22,472            22,526
Corestates Home Equity Trust 94-1.....................        6.65       05/15/09          401,915           398,939
Daiwa Mortgage Acceptance 92-1........................        7.88       10/25/19           33,587            33,585
EQCC Home Equity Loan Trust 95-3 A2...................        6.45       11/15/08          250,000           251,252


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
MORTGAGE BACKED SECURITIES -- continued
Equicon Home Equity Loan Trust 92-7...................        5.90%      09/18/05       $   46,377       $    46,060
Equicon Home Equity Loan Trust 95-2 A1................        6.45       07/18/10          144,634           144,970
Equicon Home Equity Loan Trust 94-1...................        6.05       09/18/11          171,514           171,051
FHLB DA-99............................................        5.62       03/25/99          252,826           249,385
FHLMC 1224 F..........................................        6.80       08/15/05           79,115            79,320
FHLMC 1330 G..........................................        7.00       09/15/99          591,838           597,633
FHLMC 1771 PN.........................................        8.00       03/15/24          634,337           636,894
FHLMC.................................................        8.50       06/01/02           88,860            91,636
FHLMC 1221 G..........................................        7.00       09/15/05           75,048            75,378
FHLMC 135 A...........................................        8.75       05/15/00           46,616            48,077
FHLMC 144 A...........................................        8.75       06/15/00           62,029            63,939
FHLMC 1458 M..........................................        7.00       01/15/08          250,000           246,532
FHLMC 1459 TC.........................................        7.50       10/15/01           50,000            50,430
FHLMC 1662 H..........................................        6.25       01/15/09          201,548           196,797
FHLMC 1663 A..........................................        7.00       07/15/23          182,607           178,922
FHLMC 39 ED...........................................        8.50       03/25/24          165,000           166,317
FHLMC.................................................        6.50       10/15/12           72,936            72,786
FHLMC #230013.........................................        7.25       08/01/98           23,863            24,042
FNMA #016782..........................................        6.00       09/01/99            2,018             1,875
FNMA 92-33 G..........................................        7.75       05/25/19           14,466            14,421
FNMA 92-73 E..........................................        7.50       05/25/19           42,459            42,455
FNMA 93-85 E..........................................        6.50       11/25/07          224,159           219,963
FNMA REMIC 92-203 K...................................        6.50       11/25/07          288,795           287,934
FNMA REMIC 93-140 L...................................        7.00       07/25/12          162,067           161,763
FNMA REMIC 93-15 K....................................        7.00       02/25/08          182,542           180,814
FNMA REMIC 93-68 Z....................................        6.00       05/25/08          158,432           147,348
FNMA REMIC 93-88 B....................................        5.40       06/25/00          428,423           411,282
FNMA REMIC 94-4 K.....................................        6.50       12/25/06          543,095           544,178
First Alliance Mortgage Loan Trust....................        7.83       10/25/25          146,637           149,382
Fleet Finance 93-1 A..................................        5.45       03/20/23           80,993            80,520
Fleet Finance Home Equity Trust 91-2 A................        6.70       10/15/06          235,425           236,084
GE Capital Mortgage Services, Inc. 93-3 A.............        7.50       03/25/19          135,013           135,738
GE Capital Mortgage Services, Inc. 94-18 A3...........        7.00       08/25/24          100,000            99,990
GE Capital Mortgage Services, Inc. 94-95..............        5.50       02/25/24          100,000            95,687
HFC Home Equity Loan 92-1 A3..........................        5.80       05/20/07            4,840             4,863
HFC Home Equity Loan 93-1 A3..........................        4.75       05/20/08           52,678            52,366
Housing Securities, Inc. 92-NB 1G.....................        7.25       01/25/07          202,240           203,378
Housing Securities, Inc. 92-EA A4.....................        7.50       10/25/07          451,000           451,140
Housing Securities, Inc. 94-2 A.......................        6.50       07/25/09          240,952           231,018
Independent National Mortgage Assn. 96-E A2...........        6.93       05/25/26          104,665           103,688
Merrill Lynch 91-1 A..................................        8.00       06/15/10           33,043            33,538
Merrill Lynch 94-A A4.................................        6.41(b)    02/15/09          184,356           174,585


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
MORTGAGE BACKED SECURITIES -- continued
Mid-State Trust 3 A...................................        7.63%      04/01/22       $  247,247       $   251,668
Morgan Stanley Mortgage Trust T6......................        8.75       07/20/19          149,286           152,855
Nomura Asset Securities Corp. 94-4 B..................        8.30       09/25/24           57,075            57,026
Novus Home Equity Loan Trust 93-1 A...................        5.84(b)    12/31/03           35,663            35,752
Old Stone Credit Corp. Home Equity Trust 92-2 A1......        6.85       05/15/07          401,241           402,669
PNC Mortgage Securities Corp. 95-2 A5.................        7.00       07/25/08          215,411           214,195
Prudential Home Mortgage 92-44 A1.....................        6.00       01/25/98          167,240           166,524
Prudential Home Mortgage 93-10 A1.....................        6.50       02/25/00          231,118           229,416
Prudential Home Mortgage 93-29 A6.....................        6.75       08/25/08           84,515            84,266
Prudential Home Mortgage 94-31 A11....................        8.00       11/25/09          386,214           383,653
Prudential Securities 18-D............................        7.00       06/25/19           88,596            88,125
RFMSI 87-S2 A.........................................        8.50       04/01/02           26,578            26,494
RFMSI 92-S19..........................................        8.50       03/25/22          223,631           226,725
RFMSI 93-S25 A1.......................................        6.50       07/25/08           86,622            86,658
RFMSI 93-57 A6........................................        7.15       02/25/08           49,715            49,944
Residential Accredit Loans, Inc.......................        6.90       01/25/20          600,000           601,015
Ryland 26C............................................        9.00       12/01/16          302,524           313,398
Ryland Mortgage Acceptance Corp. 93-4 A5..............        7.50       08/25/24          278,966           281,168
Ryland Mortgage Securities Corp. 92-18 C..............        7.75       09/25/19          100,000           100,585
Sears Mortgage Securities Corp. 92-10 A7..............        8.00       03/25/22          114,484           116,952
Structured Mortgage Asset Residential Trust 92-11 B...        7.80       08/25/21           59,277            59,828
TMS Home Equity Trust 93-C2 A3........................        5.75       10/15/22          162,777           158,162
TMS Home Equity Loan 93-D A1..........................        5.68       02/15/09          136,801           133,634
TMS Home Equity Trust 96-B............................        7.55       02/15/20          360,000           367,001
TMS Home Equity Trust 92-A............................        6.95       01/15/07          114,706           114,737
Vanderbilt Mortgage Finance 95-B A3...................        6.68       05/07/06          250,000           250,931
Zions Home Ref. Loan Trust 93-1.......................        5.15       09/25/03          137,786           132,882
                                                                                                         -----------
      Total Mortgage Backed Securities (Cost $15,589,208)................................................ 15,640,983
                                                                                                         -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (23.0% of portfolio)
Chattanooga Valley Corp. .............................        5.61(a)    07/01/98          158,000           144,570
Chattanooga Valley Corp. .............................        5.78(a)    01/01/01          256,000           197,120
Chattanooga Valley Corp. .............................        5.83(a)    07/01/01          204,000           152,534
Federal Farm Credit Bank..............................        6.96       06/06/00          125,000           124,987
Federal Farm Credit Bank..............................        6.50       04/29/99          500,000           499,940
Federal Farm Credit Bank..............................        6.60       05/27/99          500,000           500,065
Federal Farm Credit Bank..............................        6.86       07/23/99          250,000           249,810
Federal Farm Credit Bank..............................        6.61       10/06/99          830,000           830,299
Federal Home Loan Bank................................        5.74(b)    12/23/98          500,000           497,600
Federal Home Loan Bank................................        7.87       12/15/97          250,000           254,903
Federal Home Loan Bank................................        6.67       10/30/00        1,000,000           997,680
Federal Home Loan Bank................................        6.32       12/20/00          250,000           246,882


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- continued
Federal Home Loan Bank................................        6.45%      03/06/01       $  500,000       $   493,130
Federal Home Loan Bank................................        6.38       03/13/01          500,000           492,375
Federal Home Loan Bank................................        7.20       07/02/01          400,000           401,516
Federal Home Loan Bank................................        6.89       12/27/01          750,000           747,569
Federal Home Loan Mortgage Corp. .....................        7.06       05/22/01          250,000           248,905
Federal Home Loan Mortgage Corp. .....................        6.77       04/03/01          500,000           497,020
Federal Home Loan Mortgage Corp. .....................        7.40       06/27/01          500,000           500,645
Federal Home Loan Mortgage Corp. .....................        5.50(b)    09/20/00          500,000           487,250
Federal National Mortgage Assn. ......................        6.99       05/18/01          250,000           250,065
Federal National Mortgage Assn. ......................        5.77       08/25/98          250,000           248,703
Federal National Mortgage Assn. ......................        5.75       02/09/99          250,000           247,795
Federal National Mortgage Assn. ......................        4.37(b)    06/04/97          100,000            99,375
Federal National Mortgage Assn. ......................        6.56       08/25/99          250,000           251,591
Government Export.....................................        5.69       02/01/98           75,000            75,045
Private Export Funding Corp. .........................        5.75       04/30/98          331,000           330,173
Student Loan Marketing Association....................        5.57(b)    01/21/98           70,000            70,053
Student Loan Marketing Association....................        6.92       07/17/00          500,000           499,920
Treasury Bond Receipt.................................        5.40(a)    11/15/97           49,875            47,388
U.S. Treasury Bond....................................        7.13       02/29/00          250,000           257,448
U.S. Treasury Note....................................        5.13       03/31/98          550,000           546,320
U.S. Treasury Note....................................        5.25       07/31/98          250,000           248,122
U.S. Treasury Note....................................        5.00       01/31/99          750,000           737,212
U.S. Treasury Note....................................        6.75       06/30/99        1,250,000         1,272,562
U.S. Treasury Note....................................        6.50       08/15/97          500,000           503,115
U.S. Treasury Note....................................        7.25       02/15/98          250,000           254,095
U.S. Treasury Note....................................        5.75       10/31/00        2,250,000         2,221,717
U.S. Treasury Note....................................        6.38       03/31/01          500,000           503,715
U.S. Treasury Note....................................        6.38       05/15/99          500,000           504,585
U.S. Treasury Note....................................        6.00       08/15/99          500,000           500,075
U.S. Treasury Note....................................        5.88       11/30/01          500,000           492,650
                                                                                                         -----------
      Total U.S. Government and Agency Obligations (Cost $18,688,502).................................... 18,726,524
                                                                                                         -----------

MUNICIPAL BONDS  (1.1% of portfolio)
Albany NY Industrial Development Agency IDR...........        6.75(b)    02/01/99          750,000           750,000
Rhode Island Housing and Mortgage Finance Corp. ......        6.62       04/01/02          165,000           165,619
                                                                                                         -----------
      Total Municipal Bonds (Cost $913,359)..............................................................    915,619
                                                                                                         -----------


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1996

                                                         Interest        Maturity          Face
                                                           Rate            Date           Amount            Value
                                                         ---------       --------       ----------       -----------
COMMERCIAL PAPER  (6.6% of portfolio)
AI Credit Corp. ......................................        6.50%      01/02/97       $1,000,000       $   999,819
American General Finance Corp. .......................        5.90       01/02/97          500,000           499,918
CIT Group Holdings, Inc. .............................        5.48       01/21/97        1,000,000           996,956
Ford Motor Credit Corp. ..............................        5.60       01/03/97        1,000,000           999,689
Merrill Lynch & Co. ..................................        5.45       01/06/97        1,000,000           999,243
Merrill Lynch & Co. ..................................        6.25       01/07/97          875,000           874,089
                                                                                                         -----------
      Total Commercial Paper (Cost $5,369,714)..........................................................   5,369,714
                                                                                                         -----------

MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund, 5.16% (c).............................................    503
                                                                                                                 503
                                                                                                         -----------
      Total Money Market Account (Cost $503).............................................................        503
                                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES (COST $81,065,884) -- 100%...............................................$81,304,352
                                                                                                         ===========

--------------
(a) Yield-to-maturity at purchase.
(b) Variable coupon rate as of December 31, 1996.
(c) One day yield at December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
DECEMBER 31, 1996

                                                            Interest       Maturity          Face
                                                              Rate           Date           Amount           Value
                                                            --------       --------       ----------       ----------
ASSET BACKED SECURITIES  (5.8% of portfolio)
GNMA Pool 362840.........................................     6.75%        12/15/98       $   60,038       $   60,394
GNMA 94-2................................................     7.99         04/16/10          108,745          109,768
GNMA 94-3 EG.............................................     7.50         06/16/13           78,000           77,850
GNMA 94-4 A..............................................     7.99         09/16/22           83,929           83,943
Small Business Administration 92-10 A....................     6.70         01/01/02          106,120          105,674
                                                                                                           ----------
      Total Asset Backed Securities (Cost $436,809)........................................................   437,629
                                                                                                           ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (93.1% of portfolio)
Franklin Steamship Co. Title XI..........................     7.10         05/31/98           29,000           29,410
Private Export Funding Corp. ............................     8.35         01/31/01           25,000           26,719
Private Export Funding Corp. ............................     5.50(a)      02/28/99          250,000          250,000
Private Export Funding Corp. ............................     5.48         09/15/03          210,000          205,275
U.S. Treasury Note.......................................     7.00         04/15/99          450,000          460,192
U.S. Treasury Note.......................................     5.63         08/31/97        1,200,000        1,200,936
U.S. Treasury Note.......................................     6.00         11/30/97          250,000          250,617
U.S. Treasury Note.......................................     5.25         07/31/98        2,400,000        2,381,976
U.S. Treasury Note.......................................     4.75         10/31/98        1,400,000        1,373,750
U.S. Treasury Note.......................................     6.50         04/30/97          550,000          552,200
U.S. Treasury Note.......................................     5.75         10/31/00          100,000           98,743
U.S. Treasury Note.......................................     6.38         03/31/01           50,000           50,372
U.S. Treasury Note.......................................     6.38         05/15/99           50,000           50,459
U.S. Treasury Note.......................................     6.00         08/15/99          100,000          100,015
U.S. Treasury Note.......................................     5.88         11/30/01           50,000           49,265
                                                                                                           ----------
      Total U.S. Government and Agency Obligations (Cost $7,068,959)....................................... 7,079,929
                                                                                                           ----------

MONEY MARKET ACCOUNT  (1.1% of portfolio)
Vanguard Money Market Reserves, U.S. Treasury, 4.93% (b)...................................   86,289
                                                                                                               86,289
                                                                                                           ----------
      Total Money Market Account (Cost $86,289)............................................................    86,289
                                                                                                           ----------
TOTAL INVESTMENTS IN SECURITIES (COST $7,592,057) -- 100%..................................................$7,603,847
                                                                                                           ==========

--------------
(a) Variable coupon rate as of December 31, 1996.
(b) 7-day yield at December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND
DECEMBER 31, 1996

                                                                                       Shares/
                                                                                     Face Amount          Value
                                                                                     -----------       ------------
COMMON STOCKS  (88.3% of portfolio)
BASIC INDUSTRIES - 18.7%
Aluminum
   Alcan Aluminum Ltd. ...........................................................      131,200 shs.   $  4,411,600
Chemicals
   Avery Dennison Corp. ..........................................................      137,600           4,867,600
   Betz Dearborn Laboratories, Inc. ..............................................       89,000           5,206,500
   Dow Chemical Co. ..............................................................       20,200           1,583,175
   Monsanto Co. ..................................................................       75,000           2,915,625
   Nalco Chemical Co. ............................................................      122,200           4,414,475
Forest Products
   Pope & Talbot, Inc. ...........................................................      140,500           2,230,438
   Weyerhaeuser Co. ..............................................................       46,500           2,202,937
Packaging/Containers
   Bemis Co., Inc. ...............................................................      112,500           4,148,438
Paper
   Champion International Corp. ..................................................       89,000           3,849,250
   International Paper Co. .......................................................      107,000           4,320,125
Rubber
   Cooper Tire & Rubber Co. ......................................................      228,000           4,503,000
                                                                                                       ------------
      Total Basic Industries...........................................................................  44,653,163
                                                                                                       ------------

CAPITAL GOODS - 4.1%
Industrial Machinery
   Bearings, Inc. ................................................................      105,250           2,933,844
   Parker-Hannifin Corp. .........................................................       71,450           2,768,687
   Trinova Corp. .................................................................      110,500           4,019,438
                                                                                                       ------------
      Total Capital Goods.............................................................................    9,721,969
                                                                                                       ------------

CONSUMER DURABLE GOODS - 4.3%
Household Appliances & Furnishings
   Maytag Corp. ..................................................................      244,400           4,826,900
   Juno Lighting, Inc. ...........................................................      172,000           2,752,000
   Oneida Ltd. ...................................................................      153,700           2,766,600
                                                                                                       ------------
      Total Consumer Durable Goods.....................................................................  10,345,500
                                                                                                       ------------

CONSUMER NON-DURABLE GOODS - 15.7%
Drugs & Health Care
   American Home Products Corp. ..................................................       50,000           2,931,250
   SmithKline Beecham Plc. .......................................................       43,000           2,924,000
Food Processing
   J.M. Smucker Co. ..............................................................      218,700           3,499,200


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1996

                                                                                       Shares/
                                                                                     Face Amount          Value
                                                                                     -----------       ------------
CONSUMER NON-DURABLE GOODS -- continued
Photography
   Eastman Kodak Co. .............................................................       39,500 shs.   $  3,169,875
Retail
   Dillard Department Stores, Inc. ...............................................      146,000           4,507,750
   K Mart Corp. (a)...............................................................      170,700           1,771,012
   Longs Drug Stores Corp. .......................................................       90,400           4,440,900
   May Department Stores Co. .....................................................       77,500           3,623,125
   Rite Aid Corp. ................................................................      137,000           5,445,750
   Ruddick Corp. .................................................................      290,700           4,069,800
Trucks & Auto Parts
   Genuine Parts..................................................................       27,200           1,210,400
                                                                                                       ------------
      Total Consumer Non-Durable Goods.................................................................  37,593,062
                                                                                                       ------------

CONSUMER SERVICES - 3.5%
Restaurants
   Brinker International, Inc. (a)................................................      239,600           3,833,600
   Wendy's International, Inc. ...................................................      227,700           4,667,850
                                                                                                       ------------
      Total Consumer Services.........................................................................    8,501,450
                                                                                                       ------------

ENERGY - 8.2%
Domestic Oil
   Atlantic Richfield Co. ........................................................       18,400           2,438,000
International Oil
   Amoco Corp. ...................................................................       42,500           3,421,250
   Chevron Corp. .................................................................       50,000           3,250,000
   Texaco, Inc. ..................................................................       41,700           4,091,813
Petroleum Services
   Dresser Industries, Inc. ......................................................       99,200           3,075,200
   Halliburton Co. ...............................................................       55,300           3,331,825
                                                                                                       ------------
      Total Energy.....................................................................................  19,608,088
                                                                                                       ------------

FINANCE - 17.8%
Banks
   Banc One Corp. ................................................................      123,800           5,323,400
   BankAmerica Corp. .............................................................       42,000           4,189,500
   Chase Manhattan Corp. .........................................................       66,200           5,908,350
   CITICORP.......................................................................       38,500           3,965,500
   Commerce Bancshares, Inc. .....................................................      106,914           4,944,772
   Southern National Corp. .......................................................       67,400           2,443,250
Insurance
   Allstate Corp. ................................................................       84,817           4,908,784
   Chubb Corp. ...................................................................       66,000           3,547,500


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1996

                                                                                       Shares/
                                                                                     Face Amount          Value
                                                                                     -----------       ------------
FINANCE -- continued
   Ohio Casualty Corp. ...........................................................      115,200 shs.   $  4,089,600
   Transamerica Corp. ............................................................       42,300           3,341,700
                                                                                                       ------------
      Total Finance....................................................................................  42,662,356
                                                                                                       ------------

GENERAL BUSINESS - 3.6%
Business Services
   Deluxe Corp. ..................................................................      132,300           4,332,825
   Donnelley, R.R. & Sons Co. ....................................................      136,100           4,270,137
                                                                                                       ------------
      Total General Business..........................................................................    8,602,962
                                                                                                       ------------

TECHNOLOGY - 4.2%
Aerospace
   Sundstrand Corp. ..............................................................       64,000           2,720,000
Computer & Business Equipment
   Digital Equipment Corp. (a)....................................................       38,500           1,400,438
   Xerox Corp. ...................................................................       70,500           3,710,062
Electronics
   Harris Corp. ..................................................................       30,500           2,093,062
                                                                                                       ------------
      Total Technology................................................................................    9,923,562
                                                                                                       ------------

TRANSPORTATION - 2.1%
Air Travel
   Southwest Airlines Co. ........................................................      225,400           4,986,975
                                                                                                       ------------
      Total Transportation............................................................................    4,986,975
                                                                                                       ------------

UTILITIES - 6.1%
Electric
   American Electric Power Co. ...................................................       35,300           1,451,713
Gas & Pipeline
   Questar Corp. .................................................................      113,900           4,185,825
   Sonat, Inc. ...................................................................       89,000           4,583,500
Telephone
   Bellsouth Corp. ...............................................................      106,000           4,279,750
                                                                                                       ------------
      Total Utilities..................................................................................  14,500,788
                                                                                                       ------------
      Total Common Stocks (Cost $154,765,758).......................................................... 211,099,875
                                                                                                       ------------

PREFERRED STOCKS  (0.5% of portfolio)
K Mart Corp. 7.75% Convertible Preferred..........................................       25,200           1,231,650
                                                                                                       ------------
      Total Preferred Stocks (Cost $1,281,750)........................................................    1,231,650
                                                                                                       ------------


----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1996

                                                                                       Shares/
                                                                                     Face Amount          Value
                                                                                     -----------       ------------
COMMERCIAL PAPER  (11.1% of portfolio)
AI Credit Corp., 6.5%, due 01/02/97...............................................   $7,600,000        $  7,598,628
American Express Credit Corp., 5.33%, due 01/14/97................................    2,000,000           1,996,151
Ford Motor Credit Co., 5.40%, due 01/02/97........................................    3,000,000           2,999,550
Ford Motor Credit Co., 5.60%, due 01/02/97........................................    3,000,000           2,999,533
General Electric Capital Corp., 5.5%, due 01/29/97................................    2,000,000           1,991,444
Household Finance Corp., 5.43%, due 01/22/97......................................    3,000,000           2,990,498
IBM Credit Corp., 5.39%, due 01/08/97.............................................    3,000,000           2,996,856
Merrill Lynch & Co., 6.15%, due 01/06/97..........................................    3,000,000           2,997,437
                                                                                                       ------------
      Total Commercial Paper (Cost $26,570,097)........................................................  26,570,097
                                                                                                       ------------

MONEY MARKET ACCOUNT  (0.1% of portfolio)
State Street Bank and Trust SSgA Fund, 5.16% (b)......................................   86,628
                                                                                                             86,628
                                                                                                       ------------
      Total Money Market Account (Cost $86,628)........................................................      86,628
                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES (COST $182,704,233) -- 100%............................................$238,988,250
                                                                                                       ============

--------------
(a) Non-income producing.
(b) One-day yield at December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC.

                                1. ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds currently consists of four funds: Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund. The Short-Term Government Securities Fund commenced operations on May 1, 1995.

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.

                 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security valuation: With respect to the Daily Income Fund, all money market instruments are valued on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

With respect to the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund, investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities are valued at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Where such prices are not available, valuations are obtained from brokers who are market makers for such securities. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

Distributions to shareholders: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund are declared daily and paid monthly. With respect to the Value Fund, income dividends are declared and paid semi-annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

Use of estimates in the preparation of financial statements: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.


----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

                            3. FEDERAL INCOME TAXES

The Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

At December 31, 1996, the aggregate costs of investments for the Daily Income Fund, the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund for federal income tax is the same as for financial reporting purposes. With respect to the Short-Term Bond Fund at December 31, 1996, net unrealized appreciation aggregated $238,467, of which $501,807 related to gross unrealized appreciation and $263,340 related to gross unrealized depreciation. With respect to the Short-Term Government Securities Fund at December 31, 1996, net unrealized appreciation aggregated $11,789, of which $23,605 related to gross unrealized appreciation and $11,816 related to gross unrealized depreciation. With respect to the Value Fund at December 31, 1996, net unrealized appreciation aggregated $56,284,017, of which, $59,401,410 related to gross unrealized appreciation and $3,117,393 related to gross unrealized depreciation.

                           4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the year ended December 31, 1996, were as follows:

                                                   SHORT-TERM
                                 SHORT-TERM        GOVERNMENT             VALUE
                                  BOND FUND      SECURITIES FUND          FUND
                                 -----------     ---------------     ---------------
      Purchases                  $49,100,796        $ 911,171          $67,609,809
      Proceeds from Sales        $26,486,613          $71,867           $8,499,785

For the Short-Term Bond Fund and Short-Term Government Securities Fund, purchases of long-term U.S. Government securities were $5,708,647 and $3,854,406 respectively, for the year ended December 31, 1996, and sales of U.S. Government securities for the same period were $6,108,461 and $921,348, respectively.

                             5. INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets. Effective December 1, 1996 for the Daily Income Fund and the Value Fund and January 1, 1997 for the Short-Term Bond Fund and the Short-Term Government Securities Fund, the annualized management fee rates are: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Bond Fund, .60% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Value Fund, .65% of average daily net assets up to $200 million, .50% of average daily net assets up to the next $200 million, .40% of average daily net assets in excess of $400 million. Prior to the above dates, the management fees were: with respect to the Daily Income Fund, .50% of the average daily net assets up to $100 million, .40% of the average daily net assets up to the next $100 million, .30% of the average daily net assets up to the next $300 million, and .25% of such assets in excess


----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

of $500 million; with respect to the Short-Term Bond Fund and the Short-Term Government Securities Fund, .50% of the average daily net assets up to $50 million, .40% of the average daily net assets up to the next $50 million, and
 .30% of such assets in excess of $100 million; and, with respect to the Value Fund, .65% of the average daily net assets up to $50 million, .50% of the average daily net assets up to the next $50 million, and .40% of such assets in excess of $100 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to waive its management fee and/or reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .80% (.75% prior to December 1, 1996) of the average daily net assets of the Daily Income Fund, .75% of the average daily net assets of the Short-Term Bond Fund and the Short-Term Government Securities Fund, and 1.25% of the average daily net assets of the Value Fund.

Pursuant to the Expense Limitation Agreements, $28,659 of management fees for the Daily Income Fund were waived, $10,694 of management fees for the Short-Term Bond Fund were waived, and $24,988 of management fees were waived and $52,282 of operating expenses of the Short-Term Government Securities Fund were reimbursed by the Manager for the year ended December 31, 1996. At December 31, 1996 certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 1.9% of the Daily Income Fund shares outstanding, less than 1% of the Short-Term Bond Fund shares outstanding, 5.3% of the Short-Term Government Securities Fund shares outstanding, and less than 1% of the Value Fund shares outstanding.


----------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

                         6. CAPITAL SHARE TRANSACTIONS

As of December 31, 1996, 250 million shares of $.01 par value capital shares are authorized for each Fund. Transactions in capital shares were as follows:

                                                       Shares Issued           Total               Total
                                        Shares        In Reinvestment         Shares              Shares                Net
                                         Sold          of Dividends           Issued             Redeemed            Increase
                                     ------------     ---------------     ---------------     ---------------     ---------------
YEAR ENDED DECEMBER 31, 1996
In Dollars
   Daily Income Fund.............     $28,353,723        $2,454,388         $30,808,111          ($25,635,781)       $5,172,330
   Short-Term Bond Fund..........     $32,737,236        $3,902,324         $36,639,560          ($16,766,543)      $19,873,017
   Short-Term Government
    Securities Fund..............      $7,070,135          $236,513          $7,306,648           ($2,260,286)       $5,046,362
   Value Fund....................     $85,367,500        $7,869,999         $93,237,499          ($25,769,913)      $67,467,586
In Shares
   Daily Income Fund.............      28,353,723         2,454,388          30,808,111           (25,635,781)        5,172,330
   Short-Term Bond Fund..........       6,351,110           758,347           7,109,457            (3,256,320)        3,853,137
   Short-Term Government
    Securities Fund..............       1,403,653            46,915           1,450,568              (449,087)        1,001,481
   Value Fund....................       4,285,509           379,578           4,665,087            (1,298,015)        3,367,072

YEAR ENDED DECEMBER 31, 1995
In Dollars
   Daily Income Fund.............     $32,402,034        $2,300,431         $34,702,465          ($18,671,498)      $16,030,967
   Short-Term Bond Fund..........     $18,717,052        $2,927,165         $21,644,217          ($14,514,272)       $7,129,945
   Short-Term Government
    Securities Fund(a)...........      $2,732,242           $49,005          $2,781,247             ($146,987)       $2,634,260
   Value Fund....................     $39,949,688        $6,936,475         $46,886,163          ($18,059,863)      $28,826,300
In Shares
   Daily Income Fund.............      32,402,034         2,300,431          34,702,465           (18,671,498)       16,030,967
   Short-Term Bond Fund..........       3,679,842           571,497           4,251,339            (2,848,599)        1,402,740
   Short-Term Government
    Securities Fund(a)...........         541,405             9,676             551,081               (29,015)          522,066
   Value Fund....................       2,378,552           382,894           2,761,446            (1,084,229)        1,677,217

--------------
(a) For the period May 1, 1995 (commencement of Operations) to December 31,
1995.


----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                    1996        1995        1994        1993        1992
                                                                  --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                  -------     -------     -------     -------     -------
   Income from investment operations
      Net investment income (a)................................      0.05        0.05        0.04        0.03        0.03
                                                                  -------     -------     -------     -------     -------
      Total from investment operations.........................      0.05        0.05        0.04        0.03        0.03
                                                                  -------     -------     -------     -------     -------
   Distributions
      Net investment income....................................     (0.05)      (0.05)      (0.04)      (0.03)      (0.03)
                                                                  -------     -------     -------     -------     -------
      Total distributions......................................     (0.05)      (0.05)      (0.04)      (0.03)      (0.03)
                                                                  -------     -------     -------     -------     -------

NET ASSET VALUE, END OF YEAR...................................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                  =======     =======     =======     =======     =======

TOTAL RETURN...................................................      4.81%       5.38%       3.63%       2.68%       3.39%
                                                                  =======     =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands).........................   $ 57,871    $ 52,699    $ 36,668    $ 25,159    $ 22,330
   Ratio of expenses to average net assets (a).................      0.76%       0.75%       0.75%       0.75%       0.75%
   Ratio of net investment income to
     average net assets (a)....................................      4.71%       5.25%       3.66%       2.64%       3.34%
   Ratio of gross expenses before voluntary expense limitation
     to average net assets.....................................      0.81%       0.87%       0.99%       1.11%       1.21%

--------------
(a) Excludes investment management fees and other expenses in excess of the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).


----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                    1996        1995        1994        1993        1992
                                                                  --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............................   $  5.19     $  4.95     $  5.19     $  5.10     $  5.06
                                                                  -------     -------     -------     -------     -------
   Income from investment operations
      Net investment income (a)................................      0.29        0.28        0.24        0.24        0.26
      Net realized and unrealized gain (loss) on investments...     (0.04)       0.24       (0.24)       0.09        0.04
                                                                  -------     -------     -------     -------     -------
      Total from investment operations.........................      0.25        0.52        0.00        0.33        0.30
                                                                  -------     -------     -------     -------     -------
   Distributions
      Net investment income....................................     (0.29)      (0.28)      (0.24)      (0.24)      (0.26)
                                                                  -------     -------     -------     -------     -------
      Total distributions......................................     (0.29)      (0.28)      (0.24)      (0.24)      (0.26)
                                                                  -------     -------     -------     -------     -------

NET ASSET VALUE, END OF YEAR...................................   $  5.15     $  5.19     $  4.95     $  5.19     $  5.10
                                                                  =======     =======     =======     =======     =======

TOTAL RETURN...................................................      5.16%      10.81%       0.09%       6.62%       6.30%
                                                                  =======     =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands).........................    $81,470     $62,125     $52,257     $37,046     $10,991
   Ratio of expenses to average net assets (a).................      0.75%       0.75%       0.75%       0.75%       0.75%
   Ratio of net investment income to
     average net assets (a)....................................      5.72%       5.49%       4.84%       4.58%       5.20%
   Ratio of gross expenses before voluntary expense limitation
     to average net assets.....................................      0.76%       0.86%       0.98%       1.16%       1.94%
   Portfolio turnover rate.....................................        49%         35%         13%         14%         19%

--------------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).


----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                       May 1, 1995
                                                                                                      (Commencement
                                                                                  Year Ended        of Operations) to
                                                                                 December 31,         December 31,
                                                                                     1996                 1995
                                                                                 ------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................      $ 5.09               $  5.00
                                                                                    ------                ------
   Income from investment operations
      Net investment income (a)...............................................        0.26                  0.18
      Net realized and unrealized gain (loss) on investments..................       (0.04)                 0.09
                                                                                    ------                ------
      Total from investment operations........................................        0.22                  0.27
                                                                                    ------                ------
   Distributions
      Net investment income...................................................       (0.26)                (0.18)
                                                                                    ------                ------
      Total distributions.....................................................       (0.26)                (0.18)
                                                                                    ------                ------

NET ASSET VALUE, END OF YEAR..................................................      $ 5.05               $  5.09
                                                                                    ======                ======

TOTAL RETURN..................................................................        4.46%                 5.44%(c)
                                                                                    ======                ======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)......................................      $7,692                $2,658
   Ratio of expenses to average net assets (a)................................        0.75%                 0.75%(b)
   Ratio of net investment income to average net assets (a)...................        5.16%                 5.18%(b)
   Ratio of gross expenses before voluntary expense limitation to average net
     assets...................................................................        2.30%                 6.21%(b)
   Portfolio turnover rate....................................................          21%                    7%

--------------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.


----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
VALUE FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                               Year Ended December 31,
                                                              ----------------------------------------------------------
                                                                1996         1995         1994        1993        1992
                                                              ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.........................   $  18.44     $  14.50     $ 14.54     $ 12.49     $ 11.48
                                                              --------     --------     -------     -------     -------
   Income from investment operations
      Net investment income (a)............................       0.39         0.41        0.29        0.22        0.25
      Net realized and unrealized gain on investments......       2.91         4.47        0.07        2.12        1.09
                                                              --------     --------     -------     -------     -------
      Total from investment operations.....................       3.30         4.88        0.36        2.34        1.34
                                                              --------     --------     -------     -------     -------
   Distributions
      Net investment income................................      (0.39)       (0.41)      (0.29)      (0.22)      (0.25)
      Net realized gain....................................      (0.36)       (0.53)      (0.11)      (0.07)      (0.08)
                                                              --------     --------     -------     -------     -------
      Total distributions..................................      (0.75)       (0.94)      (0.40)      (0.29)      (0.33)
                                                              --------     --------     -------     -------     -------
NET ASSET VALUE, END OF YEAR...............................   $  20.99     $  18.44     $ 14.50     $ 14.54     $ 12.49
                                                              ========     ========     =======     =======     =======
TOTAL RETURN...............................................      17.94%       33.78%       2.50%      18.83%      11.68%
                                                              ========     ========     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands).....................    $238,550     $147,506     $91,612     $53,616     $19,730
   Ratio of expenses to average net assets (a).............       0.73%        0.84%       1.15%       1.25%       1.25%
   Ratio of net investment income to average net assets
     (a)...................................................       2.08%        2.50%       2.19%       1.92%       2.33%
   Ratio of gross expenses before voluntary expense
     limitation to average net assets......................        n/a          n/a        1.15%       1.25%       1.61%
   Portfolio turnover rate.................................          5%          10%          4%          2%          5%
   Average commission rate paid per share transacted (b)...     $0.0500           -           -           -           -

--------------
(a) Excludes investment management fees and other expenses in excess of 1.25%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Required disclosure for fiscal years beginning after December 1, 1995 pursuant to SEC regulations.


----------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL INFORMATION

HOMESTEAD FUNDS, INC.
DECEMBER 31, 1996
(unaudited)

Special Meetings of Shareholders (the "Special Meetings") were held on November 25, 1996 for the Daily Income Fund, November 27, 1996 for the Value Fund, and December 12, 1996 for the Short-Term Bond Fund and Short-Term Government Securities Fund. The record date for these Special Meetings was October 25, 1996. The voting tabulation was as follows:

                                                                                                       Abstain/
                                                            Shares                                     Withhold
                                                          Outstanding        For          Against      Authority
                                                          -----------    -----------    -----------    --------
Approval of amendments to the Investment Management
   Agreement of each Fund
   Daily Income Fund...................................   55,908,173      20,217,992      8,455,426    407,127
   Short-Term Bond Fund................................   14,895,759       6,933,017        358,609    223,173
   Short-Term Government Securities Fund...............    1,414,947         682,003         31,734      7,587
   Value Fund..........................................   10,644,118       4,816,348        397,591    181,895


----------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Homestead Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Homestead Funds, Inc. (comprising, respectively, the Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund) as of December 31, 1996, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1993 and 1992 were audited by other auditors whose report dated February 11, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Homestead Funds, Inc. at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                           /s/ Ernst & Young Signature
Washington, D.C.

January 29, 1997


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[LOGO]

HOMESTEAD FUNDS, INC.
--------------------------
ANNUAL REPORT
DECEMBER 31, 1996













HOMESTEAD FUNDS INC LOGO
c/o Rodney Square Management Corp.
PO Box 8987
Wilmington, DE  19899
1-800-258-3030